Distribution Date:	12/17/21	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-C6
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2012-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46634SAA3	1.030500%	54,007,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46634SAB1	2.205800%	145,182,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46634SAC9	3.507400%	491,685,000.00	264,394,328.24	6,883,792.87	772,780.56	0.00	0.00	7,656,573.43	257,510,535.37	56.71%	30.00%
A-SB	46634SAD7	3.144400%	102,891,000.00	1,474,681.40	1,474,681.40	3,864.16	0.00	0.00	1,478,545.56	0.00	0.00%	30.00%
A-S	46634SAF2	4.116600%	99,221,000.00	99,221,000.00	0.00	340,377.64	0.00	0.00	340,377.64	99,221,000.00	40.03%	21.25%
B	46634SAG0	4.818600%	56,697,000.00	56,697,000.00	0.00	227,666.80	0.00	0.00	227,666.80	56,697,000.00	30.50%	16.25%
C	46634SAH8	5.122253%	25,514,000.00	25,514,000.00	0.00	108,907.63	0.00	0.00	108,907.63	25,514,000.00	26.21%	14.00%
D	46634SAJ4	5.122253%	28,349,000.00	28,349,000.00	0.00	121,008.96	0.00	0.00	121,008.96	28,349,000.00	21.44%	11.50%
E	46634SAM7	5.122253%	55,280,000.00	55,280,000.00	0.00	235,965.12	0.00	0.00	235,965.12	55,280,000.00	12.15%	6.63%
F	46634SAP0	5.122253%	1,418,000.00	1,418,000.00	0.00	6,052.80	0.00	0.00	6,052.80	1,418,000.00	11.91%	6.50%
G	46634SAR6	2.972000%	15,591,000.00	15,591,000.00	0.00	38,613.71	0.00	0.00	38,613.71	15,591,000.00	9.29%	5.13%
H	46634SAT2	2.972000%	18,427,000.00	18,427,000.00	0.00	45,637.54	0.00	0.00	45,637.54	18,427,000.00	6.19%	3.50%
NR	46634SAV7	2.972000%	39,688,408.66	36,827,557.08	0.00	57,282.98	0.00	0.00	57,282.98	36,827,557.08	0.00%	0.00%
R	46634SAX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,133,950,408.66	603,193,566.72	8,358,474.27	1,958,157.90	0.00	0.00	10,316,632.17	594,835,092.45

Notional Certificates
X-A	46634SAE5	1.450756%	892,986,000.00	365,090,009.64	0.00	441,380.46	0.00	0.00	441,380.46	356,731,535.37
X-B	46634SAK1	0.712094%	240,964,408.66	238,103,557.08	0.00	141,293.40	0.00	0.00	141,293.40	238,103,557.08
Notional SubTotal			1,133,950,408.66	603,193,566.72	0.00	582,673.86	0.00	0.00	582,673.86	594,835,092.45

Deal Distribution Total					8,358,474.27	2,540,831.76	0.00	0.00	10,899,306.03

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46634SAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46634SAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46634SAC9	537.73112509	14.00041260	1.57169847	0.00000000	0.00000000	0.00000000	0.00000000	15.57211107	523.73071249
A-SB	46634SAD7	14.33246251	14.33246251	0.03755586	0.00000000	0.00000000	0.00000000	0.00000000	14.37001837	0.00000000
A-S	46634SAF2	1,000.00000000	0.00000000	3.43049999	0.00000000	0.00000000	0.00000000	0.00000000	3.43049999	1,000.00000000
B	46634SAG0	1,000.00000000	0.00000000	4.01549994	0.00000000	0.00000000	0.00000000	0.00000000	4.01549994	1,000.00000000
C	46634SAH8	1,000.00000000	0.00000000	4.26854394	0.00000000	0.00000000	0.00000000	0.00000000	4.26854394	1,000.00000000
D	46634SAJ4	1,000.00000000	0.00000000	4.26854422	0.00000000	0.00000000	0.00000000	0.00000000	4.26854422	1,000.00000000
E	46634SAM7	1,000.00000000	0.00000000	4.26854414	0.00000000	0.00000000	0.00000000	0.00000000	4.26854414	1,000.00000000
F	46634SAP0	1,000.00000000	0.00000000	4.26854725	0.00000000	0.00000000	0.00000000	0.00000000	4.26854725	1,000.00000000
G	46634SAR6	1,000.00000000	0.00000000	2.47666667	0.00000000	0.00000000	0.00000000	0.00000000	2.47666667	1,000.00000000
H	46634SAT2	1,000.00000000	0.00000000	2.47666685	0.00000000	0.00000000	0.00000000	0.00000000	2.47666685	1,000.00000000
NR	46634SAV7	927.91720110	0.00000000	1.44331763	0.85482389	15.15378420	0.00000000	0.00000000	1.44331763	927.91720110
R	46634SAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46634SAE5	408.84180675	0.00000000	0.49427478	0.00000000	0.00000000	0.00000000	0.00000000	0.49427478	399.48166642
X-B	46634SAK1	988.12749320	0.00000000	0.58636626	0.00000000	0.00000000	0.00000000	0.00000000	0.58636626	988.12749320

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/21 - 11/30/21	30	0.00	772,780.56	0.00	772,780.56	0.00	0.00	0.00	772,780.56	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	3,864.16	0.00	3,864.16	0.00	0.00	0.00	3,864.16	0.00
A-S	11/01/21 - 11/30/21	30	0.00	340,377.64	0.00	340,377.64	0.00	0.00	0.00	340,377.64	0.00
B	11/01/21 - 11/30/21	30	0.00	227,666.80	0.00	227,666.80	0.00	0.00	0.00	227,666.80	0.00
C	11/01/21 - 11/30/21	30	0.00	108,907.63	0.00	108,907.63	0.00	0.00	0.00	108,907.63	0.00
D	11/01/21 - 11/30/21	30	0.00	121,008.96	0.00	121,008.96	0.00	0.00	0.00	121,008.96	0.00
E	11/01/21 - 11/30/21	30	0.00	235,965.12	0.00	235,965.12	0.00	0.00	0.00	235,965.12	0.00
F	11/01/21 - 11/30/21	30	0.00	6,052.80	0.00	6,052.80	0.00	0.00	0.00	6,052.80	0.00
G	11/01/21 - 11/30/21	30	0.00	38,613.71	0.00	38,613.71	0.00	0.00	0.00	38,613.71	0.00
H	11/01/21 - 11/30/21	30	0.00	45,637.54	0.00	45,637.54	0.00	0.00	0.00	45,637.54	0.00
NR	11/01/21 - 11/30/21	30	567,502.98	91,209.58	0.00	91,209.58	33,926.60	0.00	0.00	57,282.98	601,429.58
X-A	11/01/21 - 11/30/21	30	0.00	441,380.46	0.00	441,380.46	0.00	0.00	0.00	441,380.46	0.00
X-B	11/01/21 - 11/30/21	30	0.00	141,293.40	0.00	141,293.40	0.00	0.00	0.00	141,293.40	0.00
Totals			567,502.98	2,574,758.36	0.00	2,574,758.36	33,926.60	0.00	0.00	2,540,831.76	601,429.58

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	10,899,306.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,639,582.95	Master Servicing Fee	61,582.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,010.65
Interest Adjustments	0.00	Trustee Fee	226.20
Deferred Interest	0.00	Senior Trust Advisor Fee	1,005.32
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,639,582.95	Total Fees	64,824.62

Principal		Expenses/Reimbursements
Scheduled Principal	1,208,474.31	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	7,150,000.00	Special Servicing Fees (Monthly)	33,926.60
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	8,358,474.31	Total Expenses/Reimbursements	33,926.60

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,540,831.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,358,474.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	10,899,306.03
Total Funds Collected	10,998,057.26	Total Funds Distributed	10,998,057.25

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	603,193,566.72	603,193,566.72	Beginning Certificate Balance	603,193,566.72
(-) Scheduled Principal Collections	1,208,474.31	1,208,474.31	(-) Principal Distributions	8,358,474.27
(-) Unscheduled Principal Collections	7,150,000.00	7,150,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.04)	(0.04)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	594,835,092.45	594,835,092.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	603,193,566.79	603,193,566.79	Ending Certificate Balance	594,835,092.45
Ending Actual Collateral Balance	594,835,092.52	594,835,092.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.12%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	157,325,485.09	26.45%	4	5.0828	NAP	Defeased	5	157,325,485.09	26.45%	4	5.0828	NAP
	$9,999,999 or less	7	49,795,405.15	8.37%	4	5.3531	1.763534	1.40 or less	8	183,306,200.88	30.82%	4	5.2702	1.096532
$10,000,000 to $24,999,999		12	179,861,269.00	30.24%	3	5.3245	1.470268	1.41 to 1.55	4	93,213,634.42	15.67%	4	5.2056	1.463375
$25,000,000 to $49,999,999		1	45,372,031.42	7.63%	4	6.0410	2.962900	1.56 to 1.70	2	34,937,322.56	5.87%	4	5.4655	1.651554
$50,000,000 to $99,999,999		1	60,709,409.29	10.21%	4	5.0750	1.437600	1.71 to 2.00	2	20,658,991.51	3.47%	2	5.3105	1.820059
$100,000,000 or greater		1	101,771,492.50	17.11%	5	5.0990	1.316800	2.01 to 2.3	2	24,326,515.22	4.09%	4	5.0160	2.204711
	Totals	27	594,835,092.45	100.00%	4	5.2536	1.613907	2.31 or greater	4	81,066,942.77	13.63%	4	5.5680	2.734030
								Totals	27	594,835,092.45	100.00%	4	5.2536	1.613907
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	157,325,485.09	26.45%	4	5.0828	NAP
							Defeased	13	157,325,485.09	26.45%	4	5.0828	NAP
Alabama	4	27,992,267.88	4.71%	4	6.0056	2.938223
							Industrial	4	23,218,468.49	3.90%	4	5.5940	1.674900
California	4	40,160,621.48	6.75%	4	5.3429	1.133015
							Lodging	4	56,062,389.78	9.42%	4	5.9785	2.307166
Colorado	1	5,921,028.35	1.00%	4	5.6350	1.046700
							Mixed Use	2	29,160,288.05	4.90%	2	5.4876	0.965491
Florida	8	39,112,241.03	6.58%	3	5.6717	2.408044
							Office	6	76,495,356.03	12.86%	4	5.3466	1.359970
Georgia	3	103,334,074.49	17.37%	5	5.0998	1.332074
							Other	2	3,951,565.22	0.66%	4	5.1500	2.365952
Idaho	1	2,958,000.00	0.50%	4	4.9000	2.300700
							Retail	33	245,955,756.25	41.35%	4	5.1045	1.597718
Illinois	1	23,239,259.70	3.91%	2	5.4500	0.944800
							Self Storage	1	2,665,783.54	0.45%	2	5.8000	1.967600
Kansas	1	2,749,000.00	0.46%	4	4.9000	2.300700
							Totals	65	594,835,092.45	100.00%	4	5.2536	1.613907
Kentucky	1	10,690,358.36	1.80%	3	5.7130	(0.475900)

Mississippi	1	12,539,174.87	2.11%	4	5.4630	1.505500

Missouri	2	6,516,000.00	1.10%	4	4.9000	2.359402

New Jersey	1	1,990,431.84	0.33%	4	5.1500	2.093900

New York	1	2,584,000.00	0.43%	4	4.9000	2.398300

North Carolina	2	3,341,613.75	0.56%	4	4.9731	2.320307

Ohio	5	24,362,501.74	4.10%	4	5.5732	1.694576

Oklahoma	2	1,623,039.04	0.27%	4	5.1500	2.237918

South Carolina	1	60,709,409.29	10.21%	4	5.0750	1.437600

Texas	10	55,641,585.53	9.35%	3	5.2763	1.780969

Utah	1	4,194,000.00	0.71%	4	4.9000	2.300700

Virginia	2	7,851,000.00	1.32%	4	4.9000	2.406671

Totals	65	594,835,092.45	100.00%	4	5.2536	1.613907

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	157,325,485.09	26.45%	4	5.0828	NAP	Defeased	5	157,325,485.09	26.45%	4	5.0828	NAP
	4.74999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% to 4.99999%	3	39,187,000.00	6.59%	4	4.9000	2.372463	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% to 5.24999%	7	230,917,329.97	38.82%	4	5.1173	1.455994	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.25000% to 5.49999%	5	63,183,427.68	10.62%	3	5.4546	1.282347	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.50000% to 5.74999%	5	56,184,034.75	9.45%	4	5.6506	1.034040	49 months or greater	22	437,509,607.36	73.55%	4	5.3150	1.618208
	5.75000% or greater	2	48,037,814.96	8.08%	4	6.0276	2.907667	Totals	27	594,835,092.45	100.00%	4	5.2536	1.613907
	Totals	27	594,835,092.45	100.00%	4	5.2536	1.613907
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	157,325,485.09	26.45%	4	5.0828	NAP	Defeased	5	157,325,485.09	26.45%	4	5.0828	NAP
	60 months or less	22	437,509,607.36	73.55%	4	5.3150	1.618208	Interest Only	3	39,187,000.00	6.59%	4	4.9000	2.372463
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	19	398,322,607.36	66.96%	4	5.3558	1.544004
	Totals	27	594,835,092.45	100.00%	4	5.2536	1.613907	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	27	594,835,092.45	100.00%	4	5.2536	1.613907
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	157,325,485.09	26.45%	4	5.0828	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months or greater	22	437,509,607.36	73.55%	4	5.3150	1.618208
	Totals	27	594,835,092.45	100.00%	4	5.2536	1.613907
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	820100001	OF	Cleveland	OH	Actual/360	4.820%	443,855.48	224,005.68	0.00	N/A	04/01/22	--	110,503,439.60	110,279,433.90	12/01/21
2	820100002	RT	Douglasville	GA	Actual/360	5.099%	433,416.70	228,907.06	0.00	N/A	05/01/22	--	102,000,399.50	101,771,492.50	12/01/21
3	820100003	RT	North Charleston	SC	Actual/360	5.075%	257,333.41	137,899.27	0.00	N/A	04/01/22	--	60,847,308.56	60,709,409.29	12/01/21
5	28000154	LO	Various	Various	Actual/360	6.041%	228,864.93	90,295.26	0.00	N/A	04/06/22	--	45,462,326.68	45,372,031.42	12/06/21
8	820100008	IN	Various	OH	Actual/360	5.594%	108,597.19	77,316.94	0.00	N/A	04/01/22	--	23,295,785.43	23,218,468.49	12/01/21
10	820100010	MU	Vernon Hills	IL	Actual/360	5.450%	105,776.21	50,915.80	0.00	N/A	02/01/22	--	23,290,175.50	23,239,259.70	12/01/21
15	28000152	LO	San Antonio	TX	Actual/360	5.628%	91,416.69	41,027.85	0.00	N/A	04/06/22	--	19,491,832.59	19,450,804.74	12/06/21
16	820100016	SS	Various	Various	Actual/360	5.800%	94,679.57	40,273.63	0.00	04/01/22	04/01/32	--	19,588,877.49	19,548,603.86	12/01/21
18	820100018	OF	Houston	TX	Actual/360	5.238%	78,692.73	34,908.17	0.00	N/A	02/01/22	--	18,028,116.14	17,993,207.97	12/01/21
20	820100020	OF	San Francisco	CA	Actual/360	5.144%	76,826.69	32,304.63	0.00	N/A	04/01/22	--	17,922,244.20	17,889,939.57	12/01/21
23	28000147	RT	Various	Various	Actual/360	4.900%	68,424.42	0.00	0.00	04/06/22	04/06/37	--	16,757,000.00	16,757,000.00	12/06/21
26	820100026	OF	Jackson	MS	Actual/360	5.463%	57,207.73	27,047.26	0.00	N/A	04/01/22	--	12,566,222.13	12,539,174.87	12/01/21
28	820100028	OF	Houston	TX	Actual/360	5.211%	51,001.89	25,968.79	0.00	N/A	05/01/22	--	11,744,822.86	11,718,854.07	12/01/21
29	820100029	LO	Louisville	KY	Actual/360	5.713%	51,063.76	35,444.63	0.00	N/A	03/01/22	--	10,725,802.99	10,690,358.36	12/01/21
30	820100030	RT	West Palm Beach	FL	Actual/360	5.497%	51,976.08	24,650.03	0.00	N/A	02/01/22	--	11,346,425.03	11,321,775.00	12/01/21
31	28000149	RT	Various	Various	Actual/360	4.900%	53,226.25	0.00	0.00	04/06/22	04/06/37	--	13,035,000.00	13,035,000.00	12/06/21
33	820100033	Various Various		Various	Actual/360	5.150%	48,535.61	17,751.97	0.00	04/01/22	04/01/32	--	11,309,267.19	11,291,515.22	12/01/21
34	28000162	OF	Pearland	TX	Actual/360	5.690%	48,308.00	21,264.03	0.00	N/A	04/06/22	--	10,187,979.78	10,166,715.75	12/06/21
37	28000165	RT	Ukiah	CA	Actual/360	5.368%	38,748.72	18,883.38	0.00	N/A	04/06/22	--	8,662,158.64	8,643,275.26	12/06/21
38	820100038	Various Various		Various	Actual/360	5.150%	41,019.38	15,002.91	0.00	04/01/22	04/01/32	--	9,557,914.26	9,542,911.35	12/01/21
40	28000148	RT	Various	Various	Actual/360	4.900%	38,362.92	0.00	0.00	04/06/22	04/06/37	--	9,395,000.00	9,395,000.00	12/06/21
41	820100041	RT	Walnut Creek	CA	Actual/360	5.491%	34,102.28	12,750.46	0.00	04/01/22	01/01/27	--	7,452,693.31	7,439,942.85	12/01/21
43	28000146	OF	San Diego	CA	Actual/360	5.705%	29,477.63	12,914.73	0.00	N/A	04/06/22	--	6,200,378.53	6,187,463.80	12/06/21
44	820100044	RT	Florence	KY	Actual/360	5.050%	30,089.58	7,150,000.00	0.00	N/A	02/01/22	--	7,150,000.00	0.00	12/01/21
45	28000160	MU	Colorado Springs	CO	Actual/360	5.635%	27,862.75	12,477.41	0.00	N/A	04/06/22	--	5,933,505.76	5,921,028.35	12/06/21
47	28000145	MH	Leesburg	FL	Actual/360	5.750%	23,534.09	10,167.24	0.00	N/A	04/06/22	--	4,911,462.18	4,901,294.94	12/06/21
48	28000144	MF	Warren	MI	Actual/360	5.426%	14,270.71	10,726.01	0.00	N/A	03/06/22	--	3,156,073.66	3,145,347.65	12/06/21
49	820100049	SS	Houston	TX	Actual/360	5.800%	12,911.55	5,571.17	0.00	N/A	02/01/22	--	2,671,354.71	2,665,783.54	12/01/21
Totals							2,639,582.95	8,358,474.31	0.00				603,193,566.72	594,835,092.45
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	10,468,896.11	8,289,484.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,040,076.00	7,697,197.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,660,566.34	11,347,775.34	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,600,281.24	3,004,090.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,012,409.06	536,261.05	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	3,612,488.73	2,071,772.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,827,922.06	673,786.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,899,621.65	1,005,338.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,019,095.00	1,402,763.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,270,800.44	1,333,372.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	(1,690,157.21)	(262,801.05)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,568,060.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,496,826.40	1,122,610.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,459,392.28	426,750.72	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,187,151.34	514,168.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,107,239.88	570,233.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,654,127.26	871,596.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,124,465.71	843,349.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	674,107.55	389,347.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	829,617.88	321,554.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,301,918.95	693,747.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	666,365.26	437,666.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	411,079.62	221,832.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	53,202,351.68	43,511,899.25				0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
44	820100044	7,150,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		7,150,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,150,000.00	5.253559%	5.056279%	4
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	77,400,966.31	5.251216%	5.054759%	5
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.267382%	5.078867%	6
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.267479%	5.078945%	7
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.267566%	5.079013%	8
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,560,347.25	5.267652%	5.079081%	9
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.269837%	5.082099%	10
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.269916%	5.082159%	11
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.270004%	5.082226%	12
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.270081%	5.082285%	13
02/18/21	1	103,975,590.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.270185%	5.082367%	14
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.270261%	5.104539%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		507,825,119	507,825,119		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		87,009,973	87,009,973		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	594,835,092	594,835,092	0	0	0	0
Nov-21	603,193,567	603,193,567	0	0	0	0
Oct-21	681,820,822	681,820,822	0	0	0	0
Sep-21	683,131,498	683,131,498	0	0	0	0
Aug-21	684,346,224	684,346,224	0	0	0	0
Jul-21	685,555,414	685,555,414	0	0	0	0
Jun-21	696,409,963	696,409,963	0	0	0	0
May-21	697,607,743	697,607,743	0	0	0	0
Apr-21	698,890,952	698,890,952	0	0	0	0
Mar-21	700,077,426	700,077,426	0	0	0	0
Feb-21	701,532,318	597,556,727	103,975,590	0	0	0
Jan-21	702,706,750	702,706,750	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	820100002	101,771,492.50	101,771,492.50	172,000,000.00	03/19/12	7,849,445.33	1.31680	09/30/21	05/01/22	243
3	820100003	60,709,409.29	60,709,409.29	105,000,000.00	03/14/12	6,818,276.00	1.43760	06/30/21	04/01/22	243
Totals		162,480,901.79	162,480,901.79	277,000,000.00		14,667,721.33

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	820100002	RT	GA	04/22/20	3

11/12/2021: Loan transferred to special servicing on 4/22/20 for imminent monetary default. The Borrower stated that they were not going to be able to cover shortfalls at the property. The loan is secured by a regional mall located in

Douglasville, GA. The Lender is working with the Borrower on a loan modification to determine if there are reasonable terms that can be negotiated that are acceptable to the Lender. The Borrower has kept the loan payments current, and the parent company of the Borrower has filed bankruptcy along with the Guarantor for this loan. Midland is monitoring the bankruptcy to determine if there is any action needed by the Lender. Borrower initially reached out on 7/29/21 to discuss potential resolutions and conversations cont inue to be ongoing. Borrower has kept loan payments current.

3	820100003	RT	SC	02/05/21	3

11/12/21: Loan transferred to special servicing on 2/1/21 due to the Guarantor filing for Bankruptcy. The loan is secured by a regional mall located in North Charleston, SC. The Borrower has kept the loan payments current, and the parent company of the Bo rrower has filed bankruptcy along with the Guarantor for this loan. Midland is monitoring the bankruptcy to determine if there is any action needed by lender. Borrower initially reached out on 7/9/21 to discuss potential resolutions and conversations con tinue to be ongoing. The loan remains current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 21 of 25

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
42	28000151 03/17/17	6,976,913.01	5,550,000.00	4,737,326.11	617,547.51	4,737,326.11	4,119,778.60	2,857,134.41	0.00	(3,717.17)	2,860,851.58	37.15%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,976,913.01	5,550,000.00	4,737,326.11	617,547.51	4,737,326.11	4,119,778.60	2,857,134.41	0.00	(3,717.17)	2,860,851.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
42	28000151	06/16/17	0.00	0.00	2,860,851.58	0.00	0.00	1,560.00	0.00	0.00	2,860,851.58
		04/17/17	0.00	0.00	2,859,291.58	0.00	0.00	2,157.17	0.00	0.00
		03/17/17	0.00	0.00	2,857,134.41	0.00	0.00	2,857,134.41	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,860,851.58	0.00	0.00	2,860,851.58	0.00	0.00	2,860,851.58

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	21,250.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	12,676.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	33,926.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		33,926.60

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25